Employee benefit liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Employee Benefit Liabilities [Abstract]
Schedule of Liabilities for Employee Benefits
	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Employee benefit	3,584	3,322	1,123
Accrual for annual leave	1,277	1,210	401
Defined benefit schemes (note 23)	1,361	1,102	427
	6,222	5,634	1,951